Consolidated Statements of Stockholders Equity (Deficiency) (Parenthetical)	Sep. 30, 2015 $ / shares
Convertible Loans One [Member]
Conversion price per share	$ 0.001
Convertible Loans Two [Member]
Conversion price per share	0.001
Convertible Loans Three [Member]
Conversion price per share	$ 0.001